Federated Hermes Corporate Bond Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—73.8%
		Basic Industry - Chemicals—0.4%
$ 1,000,000		RPM International, Inc., Sr. Unsecd. Note, 3.750%, 3/15/2027	$ 1,055,965
2,780,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	3,025,554
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	1,736,851
		TOTAL	5,818,370
		Basic Industry - Metals & Mining—1.7%
4,180,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	3,962,572
3,900,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	3,929,308
2,795,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	2,627,482
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	5,475,975
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,403,428
1,360,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,463,129
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,320,923
		TOTAL	22,182,817
		Capital Goods - Aerospace & Defense—1.9%
2,120,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	2,031,928
1,755,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,597,533
3,000,000		Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	3,569,377
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	1,982,613
5,900,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	5,322,419
1,540,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	1,588,602
2,775,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	2,682,538
3,230,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.241% (3-month USLIBOR +1.735%), 2/15/2042	2,559,775
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	793,495
1,660,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,751,754
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	717,021
		TOTAL	24,597,055
		Capital Goods - Building Materials—1.7%
5,625,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	5,724,001
4,160,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,284,053
2,980,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	2,884,983
1,435,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	1,397,255
3,095,000		Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	2,949,475
5,010,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	5,359,672
		TOTAL	22,599,439
		Capital Goods - Construction Machinery—1.0%
2,820,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,621,940
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,919,694
1,670,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	1,726,535
3,100,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	3,239,565
3,300,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	3,175,502
		TOTAL	12,683,236
		Capital Goods - Diversified Manufacturing—2.8%
4,856,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	5,465,631
2,210,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	2,106,985
1,560,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,493,763

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 3,074,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	$ 3,119,035
3,250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	2,876,270
2,155,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,964,189
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	1,038,465
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	863,128
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	714,329
2,840,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	3,028,601
4,045,000	Valmont Industries, Inc., 5.250%, 10/1/2054	4,814,444
6,400,000	Vontier Corp., Sr. Unsecd. Note, 2.950%, 4/1/2031	5,810,240
1,220,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,232,105
1,895,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	1,784,736
	TOTAL	36,311,921
	Communications - Cable & Satellite—2.6%
6,400,000	CCO Safari II LLC, 4.908%, 7/23/2025	6,787,914
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,478,305
335,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	364,521
3,350,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	2,919,186
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,215,983
900,000	Comcast Corp., 7.050%, 3/15/2033	1,194,104
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	5,124,840
1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,534,209
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,503,868
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	2,752,870
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,760,381
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	1,964,964
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	1,594,336
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,398,660
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	1,215,623
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	213,370
	TOTAL	33,023,134
	Communications - Media & Entertainment—1.5%
3,995,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	4,153,077
1,170,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	1,198,562
4,380,000	Grupo Televisa S.A., 6.625%, 3/18/2025	4,872,663
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	853,554
2,615,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	2,452,178
2,630,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	2,821,688
2,350,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	2,475,834
985,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	1,077,192
	TOTAL	19,904,748
	Communications - Telecom Wireless—1.7%
2,500,000	American Tower Corp., Sr. Unsecd. Note, 2.750%, 1/15/2027	2,496,238
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	1,437,027
2,500,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.200%, 9/1/2024	2,543,426
2,815,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	2,420,404
2,795,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,909,286
2,700,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.400%, 10/15/2052	2,396,569
3,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	3,105,475
3,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	3,132,811

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	$ 1,193,202
	TOTAL	21,634,438
	Communications - Telecom Wirelines—3.6%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.250%, 2/1/2032	2,240,120
5,331,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	4,948,911
4,200,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	4,343,374
4,033,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	3,789,900
650,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	606,532
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,720,386
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	1,133,649
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	3,976,184
1,400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,602,636
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	2,369,249
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	2,878,184
3,730,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	3,583,723
3,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	2,893,156
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	6,626,315
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	2,225,322
	TOTAL	45,937,641
	Consumer Cyclical - Automotive—0.8%
2,610,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,519,767
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	996,667
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,926,409
3,000,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 6/10/2031	2,778,570
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,249,163
1,405,000	Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	1,337,328
	TOTAL	10,807,904
	Consumer Cyclical - Retailers—1.7%
1,835,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	1,723,032
5,600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	5,795,648
1,080,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	1,164,881
637,399	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	668,044
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	2,882,552
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,681,560
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	2,455,805
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,142,600
3,200,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	2,853,017
	TOTAL	21,367,139
	Consumer Cyclical - Services—0.9%
1,915,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	2,143,671
5,285,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	5,073,308
3,985,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.250%, 5/1/2029	4,385,072
	TOTAL	11,602,051
	Consumer Non-Cyclical - Food/Beverage—4.5%
5,545,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	5,795,769
3,870,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	4,380,078
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	7,168,610
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	980,001
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	2,003,534
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	389,269

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	$ 4,594,992
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	2,157,415
1,590,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	1,661,413
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,793,516
4,650,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	4,433,970
730,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	690,811
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,620,591
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	1,171,482
6,165,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	6,326,831
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	607,651
3,025,000	Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	2,773,571
4,464,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	4,235,183
5,000,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	5,334,895
	TOTAL	58,119,582
	Consumer Non-Cyclical - Health Care—2.8%
585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	558,862
1,500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	1,508,221
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	1,983,121
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,465,509
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,505,592
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	2,924,378
2,495,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	2,145,428
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	6,585,481
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	4,286,932
2,840,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	2,529,770
2,420,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	2,271,340
1,820,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	1,737,829
2,275,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,287,261
2,750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.600%, 10/1/2029	2,712,911
	TOTAL	35,502,635
	Consumer Non-Cyclical - Pharmaceuticals—2.4%
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	4,278,990
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	3,853,220
750,000	AbbVie, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2025	780,195
970,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	1,033,110
2,875,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,275,311
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,412,216
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,707,412
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	767,111
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	548,700
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	285,707
3,165,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	2,591,621
2,609,000	Biogen, Inc., Sr. Unsecd. Note, 144A, 3.250%, 2/15/2051	2,197,288
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,220,468
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	3,756,029
1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,778,821
	TOTAL	30,486,199
	Consumer Non-Cyclical - Tobacco—0.5%
3,080,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	3,102,398

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 4,220,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	$ 3,903,947
	TOTAL	7,006,345
	Energy - Independent—1.4%
5,890,000	Canadian Natural Resources Ltd., 5.850%, 2/1/2035	6,950,935
980,000	Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	1,021,821
4,119,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	4,732,779
4,440,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	4,099,697
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	564,514
775,000	XTO Energy, Inc., 6.750%, 8/1/2037	1,049,966
	TOTAL	18,419,712
	Energy - Integrated—1.4%
1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	1,537,110
6,100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.939%, 6/4/2051	5,143,204
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	3,185,039
3,255,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	2,941,131
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	2,290,250
2,000,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	2,139,739
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	271,787
	TOTAL	17,508,260
	Energy - Midstream—3.5%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	3,884,737
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	862,440
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,753,004
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,201,168
1,290,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.000%, 11/15/2029	1,275,061
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	5,967,445
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	2,182,315
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,574,856
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.550%, 9/15/2040	3,089,047
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,439,250
3,190,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	3,330,071
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,422,082
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,682,755
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	2,471,025
3,050,000	ONEOK Partners LP, Sr. Unsecd. Note, 3.375%, 10/1/2022	3,071,199
3,085,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	3,368,990
2,150,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	2,163,062
2,300,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	2,483,684
	TOTAL	45,222,191
	Energy - Refining—0.7%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	898,382
1,340,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	1,369,860
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	911,924
1,665,000	Valero Energy Corp., 7.500%, 4/15/2032	2,195,729
2,700,000	Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	2,428,630
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,626,478
	TOTAL	9,431,003
	Financial Institution - Banking—13.2%
2,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,087,414
2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,344,219

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 3,050,000	Bank of America Corp., Sr. Unsecd. Note, 2.972%, 2/4/2033	$ 2,990,594
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,567,919
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,255,068
6,395,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	6,429,327
2,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	2,382,912
6,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	5,889,006
3,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	3,823,091
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,324,005
1,850,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,920,618
2,100,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,178,944
2,250,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,365,898
5,500,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,587,333
1,200,000	Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,256,528
990,000	Citigroup, Inc., 4.125%, 7/25/2028	1,041,921
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	2,980,215
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,628,669
2,780,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,745,831
3,095,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	3,053,974
1,705,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,739,649
1,910,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	1,966,934
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	6,171,757
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	2,896,500
3,500,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	3,562,249
1,000,000	Comerica, Inc., 3.800%, 7/22/2026	1,052,065
2,625,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,742,540
1,840,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	1,844,182
1,680,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,682,957
2,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,642,994
2,575,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	2,536,919
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	2,035,290
7,700,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	7,999,810
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	2,084,951
4,625,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	4,908,178
2,100,000	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,631,801
3,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	3,066,878
7,380,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	7,578,762
1,085,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series VAR, 2.947%, 2/24/2028	1,091,998
2,000,000	JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	1,946,442
870,000	JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	1,082,967
740,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	753,902
7,500,000	JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	7,784,157
3,490,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	3,420,727
4,000,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	4,170,595
2,375,000	Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,584,366
2,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,421,031
7,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	7,793,114
2,650,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,767,056
2,750,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	2,970,280
1,500,000	Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,587,681
4,320,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	4,435,164

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 468,724	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	$ 196,864
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	3,912,932
2,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,639,414
		TOTAL	170,556,592
		Financial Institution - Broker/Asset Mgr/Exchange—1.2%
2,150,000		CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,259,447
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	5,635,815
2,950,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	2,743,309
2,250,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,451,775
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	2,083,199
		TOTAL	15,173,545
		Financial Institution - Finance Companies—1.0%
2,015,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	1,910,173
1,650,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,559,494
3,050,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	3,242,523
600,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	623,069
3,050,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	3,092,134
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,561,620
		TOTAL	12,989,013
		Financial Institution - Insurance - Health—0.4%
740,000		Anthem, Inc., 5.850%, 1/15/2036	932,817
4,250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.300%, 5/15/2031	4,098,152
		TOTAL	5,030,969
		Financial Institution - Insurance - Life—1.8%
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,191,178
2,750,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	3,712,234
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	2,404,286
700,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	862,598
710,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	1,126,297
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,555,000
700,000		New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	981,567
4,000,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	5,338,832
1,000,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,418,043
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	2,076,486
		TOTAL	22,666,521
		Financial Institution - Insurance - P&C—1.0%
1,210,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,255,993
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,342,378
2,880,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	2,865,716
3,400,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	5,466,052
1,000,000		USF&G Corp., 8.312%, 7/1/2046	1,452,218
		TOTAL	12,382,357
		Financial Institution - REIT - Apartment—0.5%
2,155,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,242,322
2,000,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	2,065,776
1,225,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,184,924
1,600,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,624,523
		TOTAL	7,117,545
		Financial Institution - REIT - Healthcare—0.4%
1,250,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,309,367

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—continued
$ 2,190,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	$ 1,987,442
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,256,058
	TOTAL	4,552,867
	Financial Institution - REIT - Office—0.5%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,416,566
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,669,512
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,434,228
	TOTAL	6,520,306
	Financial Institution - REIT - Other—0.5%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,372,099
2,275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	2,135,155
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	1,973,082
	TOTAL	6,480,336
	Financial Institution - REIT - Retail—0.3%
380,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	384,564
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,820,092
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,854,492
	TOTAL	4,059,148
	Supranational—0.1%
1,100,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,108,430
	Technology—5.7%
1,897,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	1,992,065
2,460,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,280,846
103,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	95,758
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	981,741
1,370,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	1,342,086
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,615,936
3,880,000	Dell International LLC / EMC Corp., 5.300%, 10/1/2029	4,332,096
4,750,000	Dell International LLC / EMC Corp., 6.200%, 7/15/2030	5,626,555
1,565,000	Dell International LLC / EMC Corp., 8.350%, 7/15/2046	2,378,087
3,575,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	3,605,268
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,477,747
1,440,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	1,475,191
1,350,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,219,457
3,000,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	2,861,274
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	1,022,347
2,500,000	Fiserv, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2025	2,602,224
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,357,410
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,662,870
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,105,560
3,325,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	3,502,270
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	3,980,055
2,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	2,691,575
2,600,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	2,695,898
6,000,000	Oracle Corp., Sr. Unsecd. Note, 3.950%, 3/25/2051	5,504,796
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	1,478,130
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	1,090,226
1,140,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	1,223,297
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	477,562
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	160,134

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	$ 1,402,464
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	3,126,104
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	208,135
5,510,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	5,051,594
	TOTAL	73,626,758
	Technology Services—0.5%
1,285,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	1,205,532
1,325,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	1,264,576
1,280,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	1,264,966
2,125,000	Global Payments, Inc., Sr. Unsecd. Note, 4.150%, 8/15/2049	2,098,462
650,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	604,237
	TOTAL	6,437,773
	Transportation - Airlines—0.1%
740,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	800,490
	Transportation - Railroads—0.9%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	3,980,350
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,307,987
1,240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	1,152,309
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	1,338,567
2,060,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	2,362,262
	TOTAL	11,141,475
	Transportation - Services—2.1%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	5,474,543
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,239,900
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	2,377,299
2,340,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	2,227,301
2,270,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	2,109,083
2,640,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	2,504,367
3,300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	3,396,864
2,255,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,307,781
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,307,401
2,540,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	2,619,013
	TOTAL	27,563,552
	Utility - Electric—3.4%
990,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	957,477
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	1,028,453
1,105,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,103,117
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,558,614
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,611,342
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,904,186
1,233,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,379,387
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,216,625
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	1,272,975
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	129,777
1,950,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	1,999,320
5,000,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2070	4,950,650
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	864,532
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,353,609
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	3,044,870
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	825,533

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 4,100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	$ 4,105,303
900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	1,001,431
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,377,944
3,080,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	3,201,344
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	749,196
875,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	832,738
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,268,307
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	2,019,244
	TOTAL	43,755,974
	Utility - Natural Gas—0.6%
1,730,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,629,582
2,600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	2,632,940
2,130,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,309,478
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,655,319
	TOTAL	8,227,319
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	813,569
	TOTAL CORPORATE BONDS (IDENTIFIED COST $934,981,529)	951,170,359
	MUNICIPAL BOND—0.1%
	Municipal Services—0.1%
1,035,000	Tampa, FL Sports Authority, (GTD by National Public Finance Guarantee Corporation), 8.020%, 10/1/2026 (IDENTIFIED COST $1,048,455)	1,119,455
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
36,995	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $36,286)	39,797
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
383	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	416
427	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	465
287	Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	312
402	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	448
	TOTAL	1,641
	Federal National Mortgage Association—0.0%
731	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	807
513	Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	562
3,708	Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	4,048
1,722	Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	1,875
	TOTAL	7,292
	Government National Mortgage Association—0.0%
397	Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	438
289	Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	317
250	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	257
166	Government National Mortgage Association, Pool 780373, 7.000%, 12/15/2023	170
	TOTAL	1,182
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,275)	10,115

Principal Amount or Shares			Value
		PREFERRED STOCK—0.0%
		Financials—0.0%
130,000	[2,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	$ 1,300
		INVESTMENT COMPANY—25.4%
54,178,365		High Yield Bond Core Fund (IDENTIFIED COST $342,378,548)	328,320,892
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $1,278,465,143)	1,280,661,918
		OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	8,609,062
		TOTAL NET ASSETS—100%	$1,289,270,980
At February 28, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
[4]United States Treasury Long Bond Long Futures	155	$24,286,563	June 2022	$228,570
The average notional value of long contracts held by the Fund throughout the period was $25,828,594. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2022, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Core Fund	Total of Affiliated Transactions
Value as of 11/30/2021	$—	$396,150,419	$396,150,419
Purchases at Cost	$79,758,032	$—	$79,758,032
Proceeds from Sales	$(79,754,124)	$(58,000,000)	$(137,754,124)
Change in Unrealized Appreciation/Depreciation	N/A	$1,286,852	$1,286,852
Net Realized Gain/(Loss)	$(3,908)	$(11,116,379)	$(11,120,287)
Value as of 2/28/2022	$—	$328,320,892	$328,320,892
Shares Held as of 2/28/2022	—	54,178,365	54,178,365
Dividend Income	$1,047	$5,229,248	$5,230,295

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3	Issuer in default.
4	Non-income-producing security.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$950,973,495	$196,864	$951,170,359
Municipal Bond	—	1,119,455	—	1,119,455
Collateralized Mortgage Obligation	—	39,797	—	39,797
Mortgage-Backed Securities	—	10,115	—	10,115
Equity Security:
Preferred Stock
Domestic	—	—	1,300	1,300
Investment Company	328,320,892	—	—	328,320,892
TOTAL SECURITIES	$328,320,892	$952,142,862	$198,164	$1,280,661,918
Other Financial Instruments:[1]
Assets	$228,570	$—	$—	$228,570
TOTAL OTHER FINANCIAL INSTRUMENTS	$228,570	$—	$—	$228,570

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit